Note 9 - Income Taxes	9 Months Ended
Apr. 30, 2017
Notes
Note 9 - Income Taxes

NOTE 9 – INCOME TAXES

For the period ended April 30, 2017, the Company has net losses in addition to prior years’ net taxable losses, the result is a net taxable loss carry-forward, and therefore the Company has no tax liability.  The net deferred tax asset generated by the loss carry-forward has been fully reserved. For the periods ended April 30, 2017 and July 31, 2016, the cumulative net operating loss carry-forward from operations is approximately $7,593,000 and $7,265,000; respectively, and will expire beginning in the year 2030

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	April 30, 2017	July 31, 2016
Net loss before income taxes per financial statements	$ (6,516,258)	$ (4,447,318)

Income tax recovery	2,215,500	2,649,200
Timing difference and other	(2,104,100)	(2,317,600)
Change in valuation allowance	(111,400)	(331,600)
Provision for income taxes	$ 0	$ 0

	April 30, 2017	July 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 2,581,500	$ 2,470,200
Valuation allowance	(2,581,500)	(2,470,200)
Net deferred tax asset	$ 0	$ 0

Due to the change in ownership provisions of the Tax Reform Act of 1986, the net operating loss carry forwards for Federal income tax reporting purposes are subject to annual limitations.